Nature of Operations	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Nature of Operations

1.	Nature of Operations

China Electronics Holdings, Inc (the “Company” or “CEHD Nevada”), formerly named Buyonate, Inc., was incorporated in the State of Nevada on July 9, 2007 to engage in developing user-friendly/child friendly interactive digital software for children between the ages of 5 to 12 years old.

China Electronic Holdings, Inc (“CEH Delaware”) was organized on November 15, 2007, as a Delaware corporation.

Pursuant to the Share Transfer Agreement entered into on December 26, 2008 (the “2008 Share Transfer”) between the shareholders of Guoying (the “Guoying Shareholders”) and CEH Delaware, CEH Delaware acquired 40% of the outstanding equity securities of Guoying (the “Guoying Shares”) from all of the Guoying Shareholders in consideration for $60,000, equivalent to RMB 400,000. Pursuant to the Share Transfer Agreement entered into on February 2010 (the “2010 Share Transfer”) between Guoying Shareholders and CEH Delaware, CEH Delaware acquired the remaining 60% of the outstanding equity securities of Guoying Shares from all of the Guoying Shareholders in consideration for RMB 600,000 and Guoying Shareholders transferred and contributed all of their Guoying Shares to CEH Delaware. Guoying Shareholders contributed the Purchase Price to Guoying for working capital and general corporate purpose and as a result of the 2008 and 2010 Share Transfers, Guoying became a wholly foreign-owned subsidiary (“WFOE”) of CEH Delaware. The exchange of shares pursuant to the 2008 and 2010 Share Transfers was accounted for as a reverse acquisition at historical costs since the stockholders of Guoying obtained control of CEH Delaware and the management of Guoying became the management of CEH Delaware with the appointment of Mr. Hailong Liu (Chief Executive Officer of Guoying) as CEH Delaware’s sole director, Chief Executive Officer, Chief Financial Officer, Secretary and Treasurer. Accordingly, the merger of Guoying into CEH Delaware was recorded as a recapitalization of Guoying, with Guoying being treated as the continuing entity.  The historical financial statements presented are the financial statements of Guoying.

The Company entered into a Share Exchange Agreement, dated as of July 9, 2010 (the “Share Exchange Agreement”) with CEH Delaware and certain stockholders and warrant holders of CEH Delaware (the “CEH Delaware Stockholders”).  Pursuant to the Share Exchange Agreement, on July 15, 2010, 10 CEH Delaware Stockholders transferred 100% of the outstanding shares of common stock and preferred stock and 100% of the warrants to purchase common stock of CEH Delaware held by them, in exchange for an aggregate of 13,785,902   newly issued shares of the Company’s Common Stock  (including 13,665,902 shares of common stock issued pursuant to the Share Exchange Agreement dated July 22, 2010, and 120,000 shares of common stock issued to consultants related to their professional services) and warrants to purchase an aggregate of 1,628,570 shares of our Common Stock. The shares of the Company’s common stock acquired by the CEH Delaware Stockholders in such transactions constitute approximately 86% of the Company’s issued and outstanding Common Stock giving effect to the share and warrant exchange and the sale of the Company’s Common Stock pursuant to the Subscription Agreement, but not including any outstanding purchase warrants to purchase shares of the Company’s common stock, including the warrants issued pursuant to the Subscription Agreement. In connection with the closing of the Share Exchange Agreement, CEH Delaware purchased from the former principal stockholder of Buyonate an aggregate of 4 million shares of our common stock and then agreed to the cancellation of such shares.

The Share Exchange resulted in (i) a change in our control with a shareholder of CEH Delaware owning approximately 82.2%of issued and outstanding shares of the Company’s common stock, including the shares of common stock sold to PIPE investors pursuant to the Subscription Agreement, (ii) CEH Delaware becoming our wholly-owned subsidiary, and (iii) appointment of Mr. Hailong Liuas as the Company’s sole director, Chief Executive Officer, Chief Financial Officer, Secretary and Treasurer.

In connection with the July 9, 2010 Share Exchange transactions, Hailong Liu, the officer, director and majority shareholder of Guoying and CEO and president of CEHD Nevada entered into a call option agreement (the “Call Option Agreement”) and voting trust agreement (the “Voting Trust Agreement”) with Sherry Li, the founder of CEH Delaware and nominee shareholder on behalf of Mr. Hailong Liu of CEH Delaware and CEHD Nevada, dated July 9, 2010. Pursuant to the Call Option Agreement, Mr. Liu received two-year options exercisable for 11,556,288 shares of common stock (the Option Shares) from Sherry Li and Mr. Liu shall have right and option to acquire 50% of Option Shares upon first filing of a quarterly report on Form 10-Q with the SEC on August 23, 2010 following the execution of the Share Exchange Agreement and 50% of the remaining Option Shares 2 years after such filing by August 23, 2012. Pursuant to the Voting Trust Agreement, Sherry Li, the nominee shareholder,  has not decision power to vote or dispose of the Option Shares without Mr. Liu’s consent. Pursuant to the terms of the Call Option Agreement, Mr. Liu received 5,778,144 shares in August 2010 from Ms. Sherry Liu pursuant to the vesting schedule set forth in the Call Option Agreement. Upon exercise of the options, Mr. Liu may purchase each share for $0.001 and if Mr. Liu exercises all of his options, he will own a majority of the Company’s outstanding shares of Common Stock.  The Call Option Agreement provides that Ms. Sherry Li shall not vote or dispose of the respective portion of the shares of common stock without Mr. Liu’s prior written consent.

The exchange of shares pursuant to the July 10, 2010 Share Exchange was accounted for as a reverse acquisition at historical cost since the controlling stockholder and beneficial owner of CEH Delaware obtained control of the Company and the management of CEH Delaware became the management of the Company. Mr, Liu, who maintained control of Guoying prior to the mergers and subsequently, obtained control of CEH Delaware pursuant to 2008 and 2010 Share Transfers, effectively obtained control of the Company upon completion of Share Exchange subject to the Voting Trust Agreement and Call Option Agreement.  Accordingly, the merger of CEH Delaware into the Company was recorded as a recapitalization of CEH Delaware, with CEH Delaware being treated as the continuing entity.  The historical financial statements presented are the financial statements of CEH Delaware which are in essence the financial statements of Guoying.